Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 69,144	$ 16,601
Accounts receivable	83,811	68,787
Contract assets	15,802	9,759
Inventories	49,898	44,544
Prepaid expenses and deposits	10,587	6,828
Assets held for sale	1,117	660
Total current assets	230,359	147,179
Property, plant and equipment	645,810	640,950
Operating lease right-of-use assets	14,739	14,768
Intangible assets	6,773	3,864
Investments in affiliates and joint ventures	75,637	55,974
Other assets	5,808	6,543
Deferred tax assets	387	0
Total assets	979,513	869,278
Current liabilities
Accounts payable	102,549	76,251
Accrued liabilities	43,784	33,389
Contract liabilities	1,411	3,349
Current portion of long-term debt	20,600	19,693
Current portion of finance lease obligations	21,489	25,035
Current portion of operating lease liabilities	2,470	3,317
Total current liabilities	192,303	161,034
Long-term debt	358,137	306,034
Finance lease obligations	20,315	29,686
Operating lease liabilities	12,376	11,461
Other long-term obligations	18,576	26,400
Deferred tax liabilities	71,887	56,200
Total liabilities	673,594	590,815
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2022 - 27,827,282 (December 31, 2021 – 30,022,928))	229,455	246,944
Treasury shares (December 31, 2022 - 1,406,461 (December 31, 2021 - 1,564,813))	(16,438)	(17,802)
Additional paid-in capital	22,095	37,456
Retained earnings	70,501	11,863
Accumulated other comprehensive income	306	2
Shareholders' equity	305,919	278,463
Total liabilities and shareholders' equity	979,513	869,278
Contingencies